Amounts receivable - Disclosure of detailed information about trade and other receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Revenues receivable from royalty, stream and other interests	$ 4,107	$ 2,008
Interest income receivable	1,253	8,834
Sales taxes and other receivables	922	858
Total amounts receivable	$ 6,282	$ 11,700